Financial instruments by category	12 Months Ended
Dec. 31, 2020
Financial instruments by category [Abstract]
Financial instruments by category	Financial instruments by category
The PagSeguro Group estimates the fair value of its financial instruments using available market information and appropriate valuation methodologies for each situation.
The interpretation of market data, as regards the choice of methodologies, requires considerable judgment and the establishment of estimates to reach an amount considered appropriate for each situation. Therefore, the estimates presented may not necessarily indicate the amounts that could be obtained in the current market. The use of different hypotheses to calculate market value or fair value may have a material impact on the amounts obtained. The assets and liabilities presented in this Note were selected based on their relevance. The PagSeguro Group believes that the financial instruments recognized in these consolidated financial statements at their carrying amount are substantially similar to their fair value. However, since they do not have an active market (except for the LFT included in financial investments, which is actively traded in the market), variations could occur in the event the PagSeguro Group were to decide to settle or realize them in advance.
The PagSeguro Group classifies its financial instruments into the following categories:

	December 31, 2020	December 31, 2019
Financial assets
Amortized cost:
Cash and cash equivalents	1,640,065	1,403,955
Accounts receivables	16,076,540	10,507,122
Other receivables	164,805	84,099
Judicial deposits	7,449	5,651
Investment	16,400	1,500

Fair value through other comprehensive income
Financial investments	979,837	1,349,666
	18,885,096	13,351,993

	December 31, 2020	December 31, 2019
Financial liabilities
Amortized cost:
Payables to third parties	10,101,510	5,326,290
Trade payables	335,539	256,281
Trade payables to related parties	58,336	22,187
Other liabilities	159,198	4,579
Deferred revenue	213,555	68,550
Deposits	766,086	—
Fair value through profit or loss
Contingent consideration (included in other liabilities)	—	15,800
	11,645,255	5,693,687